Subsequent events	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Subsequent events

27. Subsequent events

1) Termination of FPA by Vellar

On March 21, 2024, the Company received a termination notice from Vellar, dated March 14, 2024, pursuant to the Forward Purchase Agreement. Pursuant to the termination notice, Vellar notified the Company that the Valuation Date was March 15, 2024 as a result of the occurrence of a VWAP Trigger Event. On March 22, 2024, the Company and Vellar entered into a Valuation Period Agreement pursuant to which the parties agreed that the Valuation Period concluded at 4:00 p.m. on March 21, 2024 and the Number of Shares as of the Valuation Date was equal to 52,641, calculated as 2,200,000 Shares (the Recycled Shares and Additional Shares) less 2,147,359 Shares (the Number of Shares Adjustment). As 52,641 Shares multiplied by the VWAP of $0.45 less $4,400,000 (being the Settlement Amount Adjustment, calculated as the product of the Maximum Number of Shares and $2.00) is a negative number, neither Vellar nor the Company is liable to the other party for any payment under the Forward Purchase Agreement. As a result of the conclusion of the Valuation Period, the obligations of Vellar and the Company under the Forward Purchase Agreement have been terminated.

2) Private placement of 10 million shares

On March 27, 2024, the Company entered into a Share Purchase Agreement dated March 27, 2024 (the “Purchase Agreement”) with an accredited investor (the “Purchaser”), pursuant to which the Company shall issue in a private placement up to an aggregate of 10,000,000 Ordinary Shares to the Purchaser at a purchase price of US$0.25 per share. The initial closing under the Purchase Agreement took place on March 28, 2024 pursuant to which the Purchaser purchased 2,000,000 Ordinary Shares. The second and final closing under the Purchase Agreement took place on April 3, 2024 pursuant to which the Purchaser purchased 8,000,000 Ordinary Shares. The Company received gross proceeds of $2,500,000 in the private placement.

3) Application to transfer to Nasdaq Capital Market

On October 24, 2023, ESGL Holdings Limited (the “Company”) received notification letters dated October 24, 2023, from the Staff of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that (i) the minimum bid price per share was below $1.00 for a period of 30 consecutive business days and that the Company did not meet the minimum bid price requirement set forth in Nasdaq Listing Rule 5450(a)(1) (the “Minimum Bid Price Rule”), and (ii) the Company’s Minimum Market Value of Publicly Held Shares (“MVPHS”) was less than $5,000,000 for the last 30 consecutive business days prior to the date of the notification letter, which does not meet the requirement for continued listing set forth in Nasdaq Listing Rule 5450(b)(1)(C) (the “MVPHS Rule”). In accordance with Nasdaq Listing Rule 5810(c)(3)(A) and 5810(c)(3)(D), Nasdaq provided the Company with 180 calendar days, or until April 22, 2024 (the “Compliance Period”), to regain compliance with the Minimum Bid Price Rule and the MVPHS Rule.

The Company did not regain compliance with the Minimum Bid Price Rule or the MVPHS Rule by April 22, 2024, the end of the Compliance Period. Accordingly, on April 19, 2024, the Company applied to transfer the Company’s securities to the Nasdaq Capital Market (the “Capital Market”) by submitting an on-line transfer application and paying a non-refundable $5,000 application fee to Nasdaq. The Company also provided written notice to Nasdaq of its intention to cure the deficiency during the second 180-day compliance period, if granted, including by effecting a reverse stock split, if necessary.

On May 2, 2024, the Company receives notification from Nasdaq that its application to transfer to Capital Market is approved. The Company’s securities will be transferred to the Capital Market at the opening of business on May 3, 2024, and the Company will be eligible for an additional 180 calendar day period, or until October 21, 2024, to regain compliance. If at any time during this additional time period the closing bid price of the Company’s security is at least $1 per share for a minimum of 10 consecutive business days, Nasdaq will provide written confirmation of compliance and this matter will be closed.